Income Taxes - Schedule of Tax Effects of Each Temporary Difference and Carry Forward (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Deferred tax assets:
Investment in partnership	$ 183
Disallowed interest carryforward	228
Total deferred tax assets	411
Net deferred tax assets	$ 411